CONVERTIBLE PROMISSORY NOTES AND WARRANTS (Q2), Summary of Convertible Promissory Notes (Details) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 25, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Cumulative face value		$ 98,258,000	$ 40,700,000
Convertible Promissory Notes 1-7 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Cumulative face value		$ 5,340,000	$ 5,340,000	$ 5,340,000
Debt maturity term		24 months	24 months
Accrued interest rate		5.00%	5.00%
Debt instrument conversion price (in dollars per share)		$ 4	$ 4
Convertible Promissory Notes 1-2 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible conversion price percentage of initial public offering stock price		40.00%	40.00%
Convertible Promissory Notes 3-7 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible conversion price percentage of initial public offering stock price		40.00%	40.00%
Convertible Promissory Notes 8-12 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Cumulative face value		$ 17,500,000	$ 17,500,000	$ 17,500,000
Convertible Promissory Notes 8-12 [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible price minimum percentage of stock price applied		50.00%	50.00%
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Price One [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument conversion price (in dollars per share)		$ 25	$ 25
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Price Two [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument conversion price (in dollars per share)		21	21
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Price Three [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument conversion price (in dollars per share)		20	20
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger One [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger (in dollars per share)		50	50
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger Two [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger (in dollars per share)		42	42
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger Three [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger (in dollars per share)		$ 40	$ 40
Convertible Promissory Notes 8-12 [Member] | Minimum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt maturity term		18 months	18 months
Accrued interest rate		5.00%	5.00%
Convertible Promissory Notes 8-12 [Member] | Minimum [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument conversion price (in dollars per share)		$ 10	$ 10
Convertible Promissory Notes 8-12 [Member] | Maximum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt maturity term		36 months	36 months
Accrued interest rate		10.00%	10.00%
Convertible Promissory Notes 13-19 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Cumulative face value		$ 18,360,000	$ 18,360,000
Debt maturity term		18 months	18 months
Convertible Promissory Notes 13-19 [Member] | Debt Instrument Conversion Price One [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument conversion price (in dollars per share)			$ 25
Convertible Promissory Notes 13-19 [Member] | Debt Instrument Conversion Price Two [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument conversion price (in dollars per share)			$ 21
Convertible Promissory Notes 13-19 [Member] | Minimum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Accrued interest rate		5.00%	5.00%
Debt instrument conversion price (in dollars per share)		$ 21
Convertible Promissory Notes 13-19 [Member] | Maximum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Accrued interest rate		10.00%	10.00%
Debt instrument conversion price (in dollars per share)		$ 25
Convertible Promissory Notes 20-23 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Cumulative face value		$ 7,955,000
Debt maturity term		18 months
Accrued interest rate		10.00%
Debt instrument conversion price (in dollars per share)		$ 10
Debt instrument convertible price minimum percentage of stock price applied		50.00%
Convertible Promissory Notes 1-23 [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Convertible notes converted into shares of common stock (in shares)	7,854,534